Summary of Significant Accounting Policies (Details) - Schedule of table presents the revenue streams by segments with the presentation of revenue categories presented on the consolidated statements of operations for the years - USD ($)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Distribution Business, Insurance brokerage service	$ 24,610,309	$ 929,555
Platform Business, Asset management service	6,106,671	9,420,438
Platform Business, Money lending service	176,175	961,522
Platform Business, Real estate agency service	187,072	157,088
Total	31,080,227	11,468,603
Loans [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Distribution Business, Insurance brokerage service
Platform Business, Asset management service
Platform Business, Money lending service	176,175	961,522
Platform Business, Real estate agency service
Total	176,175	961,522
Recurring service fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Distribution Business, Insurance brokerage service
Platform Business, Asset management service	4,342,361	5,338,848
Platform Business, Money lending service
Platform Business, Real estate agency service
Total	4,342,361	5,338,848
Commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Distribution Business, Insurance brokerage service	24,610,309	929,555
Platform Business, Asset management service	1,764,310	4,081,590
Platform Business, Money lending service
Platform Business, Real estate agency service	187,072	157,088
Total	$ 26,561,691	$ 5,168,233